Discontinued Operations – Assets Held for Sale (Details) - Schedule of Disposal Groups Held for Sale - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets:
Cash & cash equivalents	$ 710	$ 577
Restricted cash	5	19,161
Accounts receivable, net	931	648
Other current assets	11,688	6,503
Property, plant, equipment, net	42,709	43,762
Operating leases, non-current assets	166	196
Total assets held for sale	56,209	70,847
Liabilities:
Accounts payable	2,709	1,494
Green bonds	90,266	166,122
Operating leases, current liabilities	47	47
Other current liabilities	22,060	14,809
Operating leases, non-current liabilities	121	150
Other non-current liabilities	208	197
Total liabilities to be disposed of	115,411	182,819
Net assets held for sale	$ (59,202)	$ (111,972)